Intangible Assets,Net - Schedule of Intangible Assets and Goodwill (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Intangible assets with finite lives:
Patents	¥ 63,130		¥ 4,304
Less: accumulated amortization	(630)		(187)
Intangible assets, net	63,722	$ 9,268	5,339
Domain name
Intangible assets with indefinite lives:
Domain name	¥ 1,222		¥ 1,222